Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	20 16	2015

Land	$9,668,722	$9,696,723
Building	25,239,165	23,927,467
Furniture, Fixtures and Equipment	12,461,043	12,154,375
Leasehold Improvements	653,939	993,618
Construction in Progress	1,530,359	1,170,050

	49,553,228	47,942,233
Accumulated Depreciation	(21,583,968)	(21,488,703)

	$27,969,260	$26,453,530

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31	Amount

2017	$39,820

$39,820